Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Current assets:
Cash and cash equivalents	$ 9,135	$ 7,281
Receivables, net	6,778	6,677
Inventories	45,141	44,858
Prepaid expenses and other	2,224	1,909
Current assets of discontinued operations	0	460
Total current assets	63,278	61,185
Property and equipment:
Property and equipment	177,395	173,089
Less accumulated depreciation	(63,115)	(57,725)
Property and equipment, net	114,280	115,364
Property under capital leases:
Property under capital leases	5,239	5,589
Less accumulated amortization	(2,864)	(3,046)
Property under capital leases, net	2,375	2,543
Goodwill	18,102	19,510
Other assets and deferred charges	5,671	6,149
Total assets	203,706	204,751
Current liabilities:
Short-term borrowings	1,592	7,670
Accounts payable	38,410	37,415
Accrued liabilities	19,152	18,793
Accrued income taxes	1,021	966
Long-term debt due within one year	4,810	4,103
Obligations under capital leases due within one year	287	309
Current liabilities of discontinued operations	0	89
Total current liabilities	65,272	69,345
Long-term debt	41,086	41,771
Long-term obligations under capital leases	2,606	2,788
Deferred income taxes and other	8,805	8,017
Redeemable noncontrolling interest	0	1,491
Commitments and contingencies
Equity:
Common stock	323	323
Capital in excess of par value	2,462	2,362
Retained earnings	85,777	76,566
Accumulated other comprehensive income (loss)	(7,168)	(2,996)
Total Walmart shareholders' equity	81,394	76,255
Nonredeemable noncontrolling interest	4,543	5,084
Total equity	85,937	81,339
Total liabilities, redeemable noncontrolling interest, and equity	$ 203,706	$ 204,751